INCOME TAX	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAX	INCOME TAX
Prior to the Spin-Off, the Company was a wholly-owned subsidiary of AFC, and was a disregarded entity for tax purposes. As such, the Company did not file a tax return. The Company’s entire share of taxable income or loss was previously included in the tax return of AFC. The Company was formed on August 28, 2023 and converted from a Delaware limited liability company to a Maryland corporation in February 2024. The Company intends to elect to be taxed as a REIT for U.S. federal income tax purposes, commencing with the taxable year ending December 31, 2024. The Company believes that, commencing with such taxable year, the Company is organized and operated in such manner as to qualify for taxation as a REIT under the U.S. federal income tax laws, and the Company intends to continue to operate in such a manner. However, no assurances can be given that our beliefs or expectations will be fulfilled, since qualification as a REIT depends on our continuing to satisfy numerous asset, income, and distribution tests, which in turn depends, in part, on our operating results. The Company will elect to be taxed as a REIT only if the Company believes that we have been organized in conformity with the requirements for qualification and taxation as a REIT under the U.S. federal income tax laws, and that our method of operation will enable us to satisfy the requirements for qualification and taxation as a REIT under the U.S. federal income tax laws for such taxable year and thereafter.
So long as the Company qualifies for taxation as a REIT, the Company generally will not be subject to U.S. federal income tax on the portion of our taxable income or capital gain that is distributed to stockholders annually. The income tax provision for the Company was zero for the three and nine months ended September 30, 2024.
For the three and nine months ended September 30, 2024, the Company incurred no expense for U.S. federal excise tax. Excise tax represents a 4% tax on the sum of a portion of the Company’s ordinary income and net capital gains not distributed during the period. If it is determined that an excise tax liability exists for the current period, the Company will accrue excise tax on estimated excess taxable income as such taxable income is earned. The expense is calculated in accordance with applicable tax regulations.
The Company does not have any unrecognized tax benefits and the Company does not expect that to change in the next 12 months.